Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Sep. 18, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,704	$ 11,518	$ 11,126	$ 11,122	$ 11,489	$ 10,681	$ 10,623		$ 10,227	$ 10,017	$ 10,060	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,308	11,176	10,861	10,921	11,348	10,612	10,616		10,280	10,128	10,229	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,217,670	1,196,275	1,153,767	1,151,518	1,187,687	1,102,150	1,094,458		1,051,972	1,028,888	1,031,827	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,155,294	1,132,505	1,091,656	1,090,673	1,122,390	1,041,091	1,034,821	$ 1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266		10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266		10,691	10,414	10,398	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,234,135	1,219,266	1,182,301	1,179,256	1,234,427	1,169,979	1,126,616		1,069,053	1,041,365	1,039,761	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,138,765	1,125,045	1,090,937	1,088,127	1,139,035	1,079,567	1,039,555	1,000,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 12,183	11,995	11,689	11,504	12,009	11,446	11,080		10,543	10,356	10,346	10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 12,183	11,995	11,689	11,504	12,009	11,446	11,080		10,543	10,356	10,346	10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 1,218,313	1,199,501	1,168,866	1,150,376	1,200,887	1,144,627	1,107,953		$ 1,054,299	$ 1,035,573	$ 1,034,574	$ 1,000,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Account Value	$ 1,140,197	$ 1,122,590	$ 1,093,920	$ 1,076,616	$ 1,123,888	$ 1,071,235	$ 1,036,913	$ 1,000,000